SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)
Schedule of Basic Income (Loss) Per Share
	For the three months ended September 30, 2022	For the three months ended September 30, 2021
Numerator:
Net loss	$(4,810,096)	$(3,270,099)
Denominator:
Weighted average common shares outstanding—basic	361,552,863	225,497,197
Dilutive common stock equivalents	-	-
Weighted average common shares outstanding—diluted	361,552,863	225,497,197
Net loss per share:
Basic	$(0.01)	$(0.01)
Diluted	$(0.01)	$(0.01)

	For the year ended June 30, 2022	For the year ended June 30, 2021
Numerator:
Net loss	$(15,882,195)	$(2,702,602)
Denominator:
Weighted average common shares outstanding—basic	345,160,167	225,497,197
Dilutive common stock equivalents	-	-
Weighted average common shares outstanding—diluted	345,160,167	225,497,197
Net loss per share:
Basic	$(0.05)	$(0.01)
Diluted	$(0.05)	$(0.01)